BALANCE SHEET DETAILS - Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid and other current assets
Prepaid tax	$ 3,927	$ 3,468
Advance to suppliers	6,542	53
Other receivable	983	811
Prepaid others	2,775	2,663
Total Prepaid and other current assets	$ 14,227	$ 6,995